Unit-Based Compensation (Details)	12 Months Ended
Dec. 31, 2014 $ / yr shares
Landmark Infrastructure Partners LP 2014 Long-Term Incentive Plan (the "LTIP")
Incentive compensation awards to individuals
Number of awards issued to date (in shares)	0
Landmark Infrastructure Partners LP 2014 Long-Term Incentive Plan (the "LTIP") | Common Unitholders, Public
Incentive compensation awards to individuals
Initial limit on the number of units that may be delivered pursuant to vested awards (in shares)	785,000
Annual increase in the number of units that may be delivered pursuant to vested awards, maximum (in shares)	1,570,000
Annual increase in the number of units that may be delivered pursuant to vested awards, as a percentage of total number of units outstanding (as a percent)	2.00%
Non-Employee Director
Compensation of our Directors
Annualized compensation, payable in cash (in dollars per year) | $ / yr	35,000
Annualized compensation, payable in common units, value (in dollars per year) | $ / yr	35,000
Chairman of the Audit Committee
Compensation of our Directors
Additional annualized compensation, payable in cash (in dollars per year) | $ / yr	10,000